NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenues	$ 23,100	$ 21,039	$ 17,931
Attributable to unitholders, net income (loss)	1,091	391	432
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	864	741	635
Attributable to non-controlling interest, net income (loss)	29	20	19
Attributable to non-controlling interest, other comprehensive income (loss)	59	11	38
Attributable to unitholders, net income (loss)	116	78	78
Attributable to unitholders, other comprehensive income (loss)	236	45	154
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,430	1,357	1,483
Attributable to non-controlling interest, net income (loss)	289	318	455
Attributable to non-controlling interest, other comprehensive income (loss)	(48)	102	44
Attributable to unitholders, net income (loss)	120	135	202
Attributable to unitholders, other comprehensive income (loss)	(28)	59	19
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	1,274	1,153	997
Attributable to non-controlling interest, net income (loss)	75	63	53
Attributable to non-controlling interest, other comprehensive income (loss)	70	(64)	104
Attributable to unitholders, net income (loss)	17	13	10
Attributable to unitholders, other comprehensive income (loss)	15	(14)	24
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	245	57	38
Attributable to non-controlling interest, net income (loss)	67	17	16
Attributable to non-controlling interest, other comprehensive income (loss)	47	(34)	7
Attributable to unitholders, net income (loss)	30	8	7
Attributable to unitholders, other comprehensive income (loss)	21	(15)	3
North American residential infrastructure operation
Disclosure of subsidiaries [line items]
Revenues	2,811	2,834	2,759
Attributable to non-controlling interest, net income (loss)	69	74	57
Attributable to non-controlling interest, other comprehensive income (loss)	13	(83)	(31)
Attributable to unitholders, net income (loss)	24	27	20
Attributable to unitholders, other comprehensive income (loss)	5	(29)	(11)
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	434	488	407
Attributable to non-controlling interest, net income (loss)	(36)	(35)	83
Attributable to non-controlling interest, other comprehensive income (loss)	(21)	(18)	(4)
Attributable to unitholders, net income (loss)	(6)	(9)	22
Attributable to unitholders, other comprehensive income (loss)	(5)	(5)	(1)
European residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues	1,997	1,663	1,539
Attributable to non-controlling interest, net income (loss)	(123)	(64)	(2)
Attributable to non-controlling interest, other comprehensive income (loss)	145	(37)	69
Attributable to unitholders, net income (loss)	(24)	(18)	0
Attributable to unitholders, other comprehensive income (loss)	44	(10)	22
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	2,420	2,360	2,257
Attributable to non-controlling interest, net income (loss)	96	161	166
Attributable to non-controlling interest, other comprehensive income (loss)	(39)	(30)	190
Attributable to unitholders, net income (loss)	13	19	20
Attributable to unitholders, other comprehensive income (loss)	(4)	(10)	14
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues		307	272
Attributable to non-controlling interest, net income (loss)		5	9
Attributable to non-controlling interest, other comprehensive income (loss)		12	12
Attributable to unitholders, net income (loss)		7	14
Attributable to unitholders, other comprehensive income (loss)		18	12
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	265	335	460
Attributable to non-controlling interest, net income (loss)	6	(19)	20
Attributable to non-controlling interest, other comprehensive income (loss)	8	(19)	(2)
Attributable to unitholders, net income (loss)	2	(7)	7
Attributable to unitholders, other comprehensive income (loss)	3	(7)	(1)
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Revenues	1,374	1,568	385
Attributable to non-controlling interest, net income (loss)	623	342	56
Attributable to non-controlling interest, other comprehensive income (loss)	(36)	9	(33)
Attributable to unitholders, net income (loss)	207	108	22
Attributable to unitholders, other comprehensive income (loss)	(13)	4	(13)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Revenues	3,049	3,360	3,338
Attributable to non-controlling interest, net income (loss)	51	(9)	15
Attributable to non-controlling interest, other comprehensive income (loss)	359	(171)	56
Attributable to unitholders, net income (loss)	64	(12)	19
Attributable to unitholders, other comprehensive income (loss)	449	(214)	72
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	475	427	321
Attributable to non-controlling interest, net income (loss)	115	110	5
Attributable to non-controlling interest, other comprehensive income (loss)	527	704	160
Attributable to unitholders, net income (loss)	61	69	2
Attributable to unitholders, other comprehensive income (loss)	213	445	103
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Revenues	541	565	547
Attributable to non-controlling interest, net income (loss)	23	6	14
Attributable to non-controlling interest, other comprehensive income (loss)	81	(109)	(27)
Attributable to unitholders, net income (loss)	9	2	5
Attributable to unitholders, other comprehensive income (loss)	32	(50)	(11)
U.S. refined products pipeline system
Disclosure of subsidiaries [line items]
Revenues	984
Attributable to non-controlling interest, net income (loss)	122
Attributable to non-controlling interest, other comprehensive income (loss)	(31)
Attributable to unitholders, net income (loss)	21
Attributable to unitholders, other comprehensive income (loss)	(5)
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Revenues	1,000	938	207
Attributable to non-controlling interest, net income (loss)	(87)	357	(87)
Attributable to non-controlling interest, other comprehensive income (loss)	(10)	(5)	(6)
Attributable to unitholders, net income (loss)	(35)	142	(35)
Attributable to unitholders, other comprehensive income (loss)	(4)	(2)	(2)
Australian data center operation
Disclosure of subsidiaries [line items]
Revenues	43	30	31
Attributable to non-controlling interest, net income (loss)	(34)	(4)	(3)
Attributable to non-controlling interest, other comprehensive income (loss)	18	(33)	1
Attributable to unitholders, net income (loss)	(13)	(2)	(1)
Attributable to unitholders, other comprehensive income (loss)	6	(13)	0
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Revenues	2,764	2,020	1,471
Attributable to non-controlling interest, net income (loss)	(294)	(73)	19
Attributable to non-controlling interest, other comprehensive income (loss)	(17)	8	(16)
Attributable to unitholders, net income (loss)	(58)	(13)	6
Attributable to unitholders, other comprehensive income (loss)	(4)	1	(3)
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Revenues	285	332	170
Attributable to non-controlling interest, net income (loss)	121	84	56
Attributable to non-controlling interest, other comprehensive income (loss)	273	(144)	(106)
Attributable to unitholders, net income (loss)	28	18	13
Attributable to unitholders, other comprehensive income (loss)	61	(32)	(24)
U.S. bulk fiber network
Disclosure of subsidiaries [line items]
Revenues	161
Attributable to non-controlling interest, net income (loss)	(55)
Attributable to non-controlling interest, other comprehensive income (loss)	0
Attributable to unitholders, net income (loss)	(14)
Attributable to unitholders, other comprehensive income (loss)	0
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	0	0	4
Attributable to non-controlling interest, net income (loss)	(8)	(68)	(171)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0	0
Attributable to unitholders, net income (loss)	(481)	(636)	(583)
Attributable to unitholders, other comprehensive income (loss)	$ (337)	$ 170	$ (85)